Leases (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets (Acquisition price)	₩ 9,271,719	₩ 13,716,930
Right-of-use assets (Accumulated depreciation)	(4,219,539)	(5,065,483)
Right-of-use assets (Accumulated impairment loss)	(369,280)	(216,464)
Right-of-use assets (Net book value)	4,682,900	8,434,983
Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets (Acquisition price)	8,627,880	13,168,074
Right-of-use assets (Accumulated depreciation)	(3,904,631)	(4,895,688)
Right-of-use assets (Accumulated impairment loss)	(369,280)	(216,464)
Right-of-use assets (Net book value)	4,353,969	8,055,922
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets (Acquisition price)	643,839	548,856
Right-of-use assets (Accumulated depreciation)	(314,908)	(169,795)
Right-of-use assets (Net book value)	₩ 328,931	₩ 379,061